Label	Element	Value
Fair Value, Inputs, Level 3 [Member] | Former CEO Equity Profits Interest [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValue	$ 11,132,000
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	us-gaap_FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValue	$ 1,682,000